CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603


                               February 16, 2018



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:     First Trust Dynamic Europe Equity Income Fund (the "Fund")


To the Commission:

      On behalf of the above Fund, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be released to shareholders of the Fund on or about March 9, 2018. Please contact the undersigned at (312) 845-3446 (e-mail: russell@chapman.com) with any questions or comments regarding this filing.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP



                                             By /s/ Suzanne M. Russell
                                                ------------------------------
                                                    Suzanne M. Russell